THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
PRESIDENT'S MESSAGE
---------------------------------------------------------------------------

DEAR SHAREHOLDER:

   The management of the Rodney Square Multi-Manager Fund is pleased to report to you the activity of the Fund for the year ended December 31, 1996.

PORTFOLIO REVIEW*

   The stock market was very rewarding to most equity investors during 1996, including shareholders of the Growth Portfolio. The total returns presented below represent changes in the market value plus capital gains distributed during the year, assumes distributions are reinvested and sales loads are not reflected.

           NET ASSET VALUE  CAPITAL GAINS  NET ASSET VALUE    TOTAL RETURN
PORTFOLIO  AS OF 12/31/95    DISTRIBUTED   AS OF 12/31/96  1/1/96 TO 12/31/96
---------  --------------    -----------   --------------  ------------------

  Growth       $17.41           $2.41          $19.22            24.25%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   Strong mutual fund cash inflows and moderate economic growth fueled U.S. equity markets to record levels during 1996, achieving a second straight year of double digit returns. The Standard & Poor's 500 Index ("S&P 500"), an unmanaged, capitalization weighted index of five hundred publicly traded stocks, achieved a 22.96% gain for the year. The Russell 2000, comprised of the smallest 2,000 of the largest 3,000 U.S. companies, based on market capitalization, was up 16.50%. Among mutual funds with similar objectives, the Growth Portfolio had a 24.25% return compared to the 19.24% return for the Lipper growth fund category.

   During 1996, investors focused on the direction of economic growth and the possibility of a return of higher inflation as their principal measure of the strength of financial markets. U.S. equity markets corrected significantly in July as reports of robust economic growth began to filter out. However, as the summer continued, concerns about the strength of the economy and increased inflation subsided. This led investors to continue to place money into stocks, with mutual funds the preferred vehicle. An economy that was "not too hot, not too cold, but just right" continued to provide investors reasons to invest in stocks.

   Leadership within the equity markets changed quickly during 1996, but generally gravitated toward finance, technology and energy. Banks especially had a positive year and, based on the strength of their balance sheets and earnings growth, are in the best shape in three decades. Semiconductor stocks recovered quickly from a downturn in the summer to post impressive gains. The ongoing push to increase productivity continues to fuel demand for computer equipment and related products. Energy stocks were propelled higher by oil and gas prices that continued to surprise investors on the upside.

----------------
* PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES MAY FLUCTUATE, SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THE TOTAL RETURN DOES NOT REFLECT THE EFFECT OF THE MAXIMUM SALES LOAD OF 4.00%. SEE FINANCIAL HIGHLIGHTS ON PAGE 11.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The Growth Portfolio's continued focus on quality technology stocks helped it achieve excellent results for 1996. This was accomplished during a year when volatility in these stocks was, at times, significant. Frontier Capital Management Corporation ("Frontier") maintained a significant position in technology stocks throughout 1996, with 44% of its holdings in that sector at the end of the year. Frontier benefited from the ongoing boom in capital spending with positions such as Sungard Data Systems, Inc. and Tech Data Corp. William Blair & Company ("Blair") also held a significant position in technology stocks such as Microsoft Corp. and Oracle Systems Corp. Blair, with holdings in MBNA Corp. and State Street Boston Corp., also took advantage of the positive climate for banks and other financial institutions.

SUMMARY

   At the close of 1996, investors were faced with markets that were at or near their full values. The ability to add value to investors going forward will depend on the careful choosing of individual stocks rather than the choosing of broad market sectors. The multi-manager format of the Portfolio allows investors to participate in a broad array of large and small stocks using different management styles. In its role as fund manager, Rodney Square Management Corporation will continue to review and evaluate the individual sub-advisers in an effort to deliver consistent, above average performance to shareholders.

[GRAPH]

COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

                        FEB-87   DEC-87    DEC-88    DEC-89    DEC-90    DEC-91    DEC-92    DEC-93    DEC-94    DEC-95    DEC-96
RS GROWTH PORT (LOAD)   9600     8085.31   9778.39   12433     11544.7   16340.4   17312     19833.8   19788.2   25413.1   31576.6
S&P 500                10000     9380     10880.8    14326.8   13879.8   18108.9   19492.4   21457.3   21738.4   29907.6   36777.4

*  PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  THE VALUES SHOWN FOR
   THE PORTFOLIOS REFLECT THE EFFECT OF THE  MAXIMUM  SALES LOAD OF 4.00% ON A
   HYPOTHETICAL INITIAL INVESTMENT OF  $10,000 AND WITH  DIVIDENDS REINVESTED.
   RETURNS  ARE  HIGHER  DUE TO  MAINTENANCE  OF THE  PORTFOLIO'S  EXPENSES BY
   RODNEY SQUARE MANAGEMENT CORPORATION.  SEE FINANCIAL HIGHLIGHTS ON PAGE 11.
** NAV DOES NOT REFLECT THE LOAD.


The Portfolio's ten largest holdings as of December 31, 1996 are listed below:

                  Household International, Inc.
                 Automatic Data Processing, Inc.
                           MBNA Corp.
                        First Data Corp.
                    State Street Boston Corp.
                   Molex, Inc. Class A Shares
                         Cognizant Corp.
                  Shared Medical Systems Corp.
                         Microsoft Corp.
                         Home Depot Inc.


These positions change over time and may not be in the Portfolio at any time other than December 31, 1996.

   We invite your questions and comments and thank you for your investment in the Rodney Square Multi-Manager Fund. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.


                                Sincerely,

                                /s/ Martin L. Klopping

                                Martin L. Klopping
                                President

February 17, 1997

THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
INVESTMENTS/DECEMBER 31, 1996
(Showing Percentage of Total Value of Net Assets)
-------------------------------------------------------------------------
                                                  PAR           VALUE
												 (000)         (NOTE 2)
												 -----         --------
REPURCHASE AGREEMENT - 0.1%
  With  C.S.  First Boston Group, Inc.
  at 7.10% dated 12/31/96, to be
  repurchased at $106,042 on 01/02/97
  collateralized by $110,000, Federal
  Home Loan Mortgage Corporation
  Discount Notes due 02/06/97 (market
  value $109,351)(COST $106,000).............        106      $   106,000
                                                              -----------

                                                 SHARES
	                                             ------

COMMON STOCK - 100.0%
COMMUNICATIONS & BROADCASTING - 1.8%
     Airtouch Communications, Inc.*..........     18,000         454,500
     Lamar Advertising Co.*..................      8,700         210,975
     Primus Telecommunications Group, Inc.*..      6,500          82,875
     SFX Broadcasting, Inc. (A Shares)*......      3,700         110,075
     Transaction Network Services, Inc.*.....     12,850         147,775
     True North Communications, Inc..........     18,000         393,750
                                                             -----------
     TOTAL COMMUNICATIONS & BROADCASTING...............        1,399,950
                                                             -----------
DURABLE GOODS - 0.3%
     Intergraph Corp.*.......................     23,800         243,950
                                                             -----------

FINANCE, INSURANCE & REAL ESTATE - 9.7%
     INSURANCE - 0.1%
     Symons International Group, Inc.*.......      5,800          97,150
                                                             -----------

     SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS - 2.4%
     Household International, Inc............     20,000       1,845,000
                                                             -----------

     SECURITY & COMMODITY BROKERS, DEALERS & SERVICES - 2.9%
     Alex Brown, Inc.........................     12,700         920,750
     Raymond James Financial, Inc............     42,193       1,271,064
                                                             -----------
                                                               2,191,814
                                                             -----------
     STATE & NATIONAL BANKS - 4.3%
     MBNA Corp...............................     40,000       1,660,000
     State Street Boston Corp................     25,000       1,612,500
                                                             -----------
                                                               3,272,500
                                                             -----------
     TOTAL FINANCE, INSURANCE & REAL ESTATE............        7,406,464
                                                             -----------
MANUFACTURING - 39.0%
     CHEMICALS & ALLIED PRODUCTS - 2.3%
     Airgas, Inc.*...........................     20,000         440,000
     Cambrex Corp............................     10,500         343,875
     Hanna (M.A.) Co.........................     44,000         962,500
                                                             -----------
                                                               1,746,375
                                                             -----------
     COMPUTER & OFFICE EQUIPMENT - 7.3%
     Accent Color Sciences, Inc.*............      9,300          79,050
     Black Box Corp.*........................     24,300       1,002,375
     Data General Corp.*.....................     27,900         404,550
     Digital Link Corp.*.....................      5,500         133,375
     HPR Inc.*...............................      8,000         110,000
     Hyperion Software Corp.*................     18,100         384,625
     Intel Corp..............................     10,000       1,309,375
     Linear Technology Corp..................     10,000         438,750
     Microsoft Corp.*........................     17,000       1,404,625
     Microcom, Inc.*.........................     10,400         128,700
     3D Systems Corp.*.......................      6,600          84,150
     Xcellenet, Inc.*........................      4,700          75,787
                                                             -----------
                                                               5,555,362
                                                             -----------
     ELECTRICAL MEASUREMENT & TEST INSTRUMENTS - 0.7%
     Genrad, Inc.*...........................     23,000         534,750
                                                             -----------

     FOOD & BEVERAGE - 0.4%
     Smithfield Foods, Inc.*.................      8,100         307,800
                                                             -----------

     MISC. ELECTRICAL MACHINERY, EQUIP. & SUPPLIES - 8.2%
     Anadigics, Inc.*........................      5,800         227,650
     Berg Electronics Corp.*.................     13,600         399,500
     Windmere-Durable Holdings, Inc.
      Warrants, Expire 01/19/98, Exercise
      Price $7.50............................        131             704
     Genlyte Group, Inc.*....................     14,600         182,500
     Lattice Semiconductor Corp.*............     16,250         747,500
     Maxim Integrated Products, Inc.*........     24,000       1,038,000
     Microchip Technology, Inc.*.............     13,900         707,162
     Molex, Inc. (A Shares)..................     45,000       1,603,125
     Symbol Technologies, Inc.*..............     12,800         566,400
     Xilinx, Inc.*...........................     21,000         773,063
                                                             -----------
                                                               6,245,604
                                                             -----------
     MISC. INDUSTRIAL MACHINERY & EQUIP. - 4.1%
     Applied Power, Inc. (A Shares)..........     12,000         475,500
     Camco International, Inc................      8,800         405,900
     Harman International Industries, Inc....     18,900       1,051,312
     Illinois Tool Works, Inc................      6,000         479,250
     Tower Automotive, Inc.*.................      7,900         246,875
     Varco International, Inc.*..............     18,700         432,437
                                                             -----------
                                                               3,091,274
                                                             -----------
     MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.2%
     Brown & Sharpe Manufacturing Co.
      (A Shares).............................     13,200         184,800
     Cavalier Homes, Inc.....................     10,546         121,279
     Continental Homes Holding Corp..........      7,600         161,500
     Pittway Corp. (A Shares)................      8,400         449,400
                                                             -----------
                                                                 916,979
                                                             -----------
     NONFERROUS METALS - 0.4%
     Oregon Metallurgical Corp...............      9,900         319,275
                                                             -----------

     PHARMACEUTICAL PREPARATIONS - 4.1%
     Anika Research, Inc.*...................      4,140          15,525
     Elan Corp. plc, ADR*....................     36,000       1,197,000
     Physio-Control International Corp.*.....      8,600         193,500
     R.P. Scherer Corp.*.....................     21,100       1,060,275
     Smithkline Beecham plc, ADR.............     10,000         680,000
                                                             -----------
                                                               3,146,300
                                                             -----------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 4.4%
     Advanced Technology Laboratories,
      Inc.*..................................     17,800         551,800
     Cognex Corp.*...........................     15,000         277,500
     Fisher Scientific International.........      8,200         386,425
     Haemonetics Corp.*......................     38,400         724,800
     Medtronic, Inc..........................     10,000         680,000
     Nellcor Puritan Bennet, Inc.*...........     30,000         656,250
     Respironics, Inc.*......................      5,400          93,825
                                                             -----------
                                                               3,370,600
                                                             -----------
     PRINTING & PUBLISHING - 1.6%
     Applied Graphics Technology, Inc.*......      5,500         160,187
     Gibson Greeting, Inc....................     10,000         196,250
     International Imaging Materials, Inc.*..      8,200         186,550
     Wallace Computer Services, Inc..........     20,000         690,000
                                                             -----------
                                                               1,232,987
                                                             -----------
     TELECOMMUNICATIONS EQUIPMENT - 3.5%
     Analog Devices, Inc.*...................     34,725       1,176,309
     Coherent Communications Systems Corp.*..      7,900         154,050
     Digital Microwave Corp.*................     12,300         342,863
     Microwave Power Devices, Inc.*..........     12,300          33,825
     Network Equip. Technologies, Inc.*......     19,500         321,750
     Oak Industries, Inc.*...................      7,300         167,900
     Ortel Corp.*............................      5,000         120,000
     Summa Four, Inc.*.......................      5,100          42,713
     Westell Technologies, Inc.*.............     11,200         256,200
                                                             -----------
                                                               2,615,610
                                                             -----------
     TEXTILES & APPAREL - 0.6%
     Cintas Corp.............................      7,500         440,625
                                                             -----------

     TRANSPORTATION EQUIPMENT - 0.2%
     Dura Automotive Systems, Inc.*..........      6,600         148,500
                                                             -----------

     TOTAL MANUFACTURING...............................       29,672,041
                                                             -----------
MINING - 3.3%
     CRUDE PETROLEUM & NATURAL GAS - 2.2%
     American Exploration Co.*...............      7,800         124,800
     BJ Services Co.*........................      6,200         316,200
     Belco Oil & Gas Corp.*..................      7,000         191,625
     Devon Energy Corp.......................      8,400         291,900
     Pogo Producing Co.......................      8,700         411,075
     Snyder Oil Corp.........................      8,900         154,637
     Wiser Oil Co............................      8,800         173,800
                                                             -----------
                                                               1,664,037
                                                             -----------
     MISCELLANEOUS METAL ORES - 1.1%
     Minerals Technologies, Inc..............     20,000         820,000
                                                             -----------

     TOTAL MINING......................................        2,484,037
                                                             -----------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
     Fairfield Communities, Inc.*............      1,600          39,600
                                                             -----------

SERVICES - 29.3%
     AMUSEMENT & RECREATION SERVICES - 1.0%
     Walt Disney Co..........................      8,000         557,000
     Scientific Games Holdings Corp.*........      7,000         187,250
                                                             -----------
                                                                 744,250
                                                             -----------
     BUSINESS SERVICES - 7.8%
     Automatic Data Processing, Inc..........     40,000       1,715,000
     CDI Corp.*..............................      8,900         252,538
     CUC International, Inc.*................     20,000         475,000
     Donnelley Enterprise Solutions, Inc.*...      4,300         105,350
     F.Y.I. Inc.*............................      7,700         160,737
     First Data Corp.........................     45,000       1,642,500
     Norrell Corp............................     17,000         463,250
     PMT Services, Inc.*.....................     20,100         351,750
     Reuters Holding plc, ADR................      5,000         382,500
     Service Experts, Inc.*..................      4,900         127,400
     Snyder Communications, Inc.*............      4,400         118,800
     TMP Worldwide, Inc.*....................      8,100         103,275
     Tetra Technologies, Inc.*...............      1,700          42,925
                                                             -----------
                                                               5,941,025
                                                             -----------
     COMPUTER SERVICES - 15.3%
     Axiom Corp.*............................     42,800       1,027,200
     American Management Systems, Inc.*......     20,000         490,000
     BA Merchant Services, Inc. (A Shares)*..     25,000         446,875
     BDM International, Inc..................      3,700         200,725
     Boole & Babbage, Inc.*..................     14,850         371,250
     Broadway & Seymour, Inc.*...............      9,000          94,500
     Ceridian Corp.*.........................     14,700         595,350
     Cognizant Corp..........................     45,000       1,485,000
     Computer Task Group, Inc................      8,900         383,812
     DecisionOne Holdings Corp.*.............      6,600         108,900
     Factset Research Systems, Inc.*.........      5,400         113,400
     Fiserv, Inc.*...........................     22,412         823,641
     Gensym Corp.*...........................      7,200          85,950
     IA Corp. I*.............................      9,500          55,813
     Information Resources, Inc.*............         31             434
     Intuit, Inc.*...........................     10,000         315,000
     MDL Information Systems, Inc.*..........     11,000         204,875
     Manugistics Group, Inc.*................      5,400         214,650
     Marcam Corp. (Rights 1/1000 Share
      of Junior Preferred @ $60)*............     16,000         208,000
     Mastech Corp.*..........................      7,100         134,900
     May & Speh, Inc.*.......................     20,000         245,000
     Oracle Systems Corp.*...................     10,000         417,500
     The Peak Technologies Group *...........      6,400          76,800
     Projest Software, Inc.*.................      4,600         194,925
     RTW, Inc.*..............................      6,250         114,844
     SCI Systems, Inc.*......................     11,600         517,650
     Shared Medical Systems Corp.............     30,000       1,477,500
     State of The Art, Inc.*.................     10,700         132,412
     Sungard Data Systems, Inc.*.............     23,800         940,100
     Telxon Corp.............................     11,100         135,975
                                                             -----------
                                                              11,612,981
                                                             -----------
     MEDICAL & HEALTH SERVICES - 3.6%
     American Medical Response, Inc.*........      6,100         198,250
     Conmed Corp.*...........................      4,500          92,250
     Healthsouth Corp.*......................     30,000       1,158,750
     Interim Services, Inc.*.................     22,000         781,000
     Pharmaceutical Product Dev., Inc.*......      9,200         232,300
     Total Renal Care Holdings, Inc.*........      7,000         253,750
     Veterinary Centers of America, Inc.*....      5,800          63,800
                                                             -----------
                                                               2,780,100
                                                             -----------
     PERSONAL SERVICES - 0.6%
     Stewart Enterprises, Inc. (A Shares)....     14,550         494,700
                                                             -----------

     SANITARY SERVICES - 1.0%
     Allied Waste Industries, Inc.*..........     28,400         262,700
     United Waste Systems, Inc.*.............     14,600         501,875
                                                             -----------
                                                                 764,575
                                                             -----------
     TOTAL SERVICES....................................       22,337,631
                                                             -----------
TRANSPORTATION - 2.2%
     Air Express International Corp..........     29,925         965,081
     Sea Containers, Ltd. ...................     11,300         176,563
     U.S. Freightways Corp...................     20,000         548,750
                                                             -----------
     TOTAL TRANSPORTATION..............................        1,690,394
                                                             -----------
WHOLESALE & RETAIL TRADE - 14.3%
     MISCELLANEOUS RETAIL STORES - 3.9%
     Autozone, Inc.*.........................     20,000         550,000
     Barnes & Noble, Inc.*...................     12,000         324,000
     Best Buy Co., Inc.*.....................     14,000         148,750
     Just For Feet, Inc.*....................      6,262         164,377
     Office Depot, Inc. (Rights 1/1000
      Share of Junior Preferred @ $95)*......     15,000         266,250
     Sports & Recreation, Inc.*..............     27,750         215,063
     Wal-Mart Stores, Inc....................     35,000         800,625
     Walgreen Co. ...........................     13,000         520,000
                                                             -----------
                                                               2,989,065
                                                             -----------
     RETAIL APPAREL & ACCESSORY STORES - 0.4%
     Gymboree Corp.*.........................      3,700          84,638
     Linens `n Things, Inc.*.................      9,700         190,363
                                                             -----------
                                                                 275,001
                                                             -----------
     RETAIL BUILDING MATERIALS - 1.8%
     Home Depot, Inc.........................     28,000       1,403,500
                                                             -----------

     RETAIL EATING & DRINKING PLACES - 0.6%
     Applebee's International, Inc. (Rights
      1/1000 Share of Preferred @ $75)            17,000         467,500
                                                             -----------

     RETAIL FURNITURE & APPLIANCE STORES - 0.9%
     Williams-Sonoma, Inc.*..................     17,900         651,113
                                                             -----------

     WHOLESALE CHEMICALS & DRUGS - 1.7%
     Amerisource Health Corp. (A Shares)*....      6,900         332,925
     Cardinal Health, Inc....................     16,624         968,348
                                                             -----------
                                                               1,301,273
                                                             -----------
     WHOLESALE ELECTRONIC EQUIP. & COMPUTERS - 3.2%
     Allen Group, Inc........................     17,600         391,600
     Daisytek International Corp.*...........      8,200         336,200
     Hughes Supply, Inc......................      5,800         250,125
     Tech Data Corp.*........................     43,800       1,199,025
     Wyle Electronics........................      7,500         296,250
                                                             -----------
                                                               2,473,200
                                                             -----------
     WHOLESALE MISCELLANEOUS - 1.8%
     Alco Standard Corp......................     17,000         877,625
     Bearings, Inc...........................      9,000         250,875
     Staples, Inc.*..........................     11,500         207,719
                                                             -----------
                                                               1,336,219
                                                             -----------

     TOTAL WHOLESALE & RETAIL TRADE....................       10,896,871
                                                             -----------
     Total Common Stock
      (Cost $47,702,993)...............................       76,170,938
                                                             -----------



TOTAL INVESTMENTS (COST $47,808,993)+ - 100.1%.........       76,276,938

OTHER ASSETS AND LIABILITIES,NET - (0.1)%..............         (103,197)
                                                             -----------

NET ASSETS - 100.0%...................................       $76,173,741
                                                             ===========
*  Non-income producing security.
+  Cost for federal income tax purposes (Note 3).

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


ASSETS:
Investments in securities (including
 repurchase agreement of $106,000), at
 market (identified cost $47,808,993)
 (Note 2)...............................                 $  76,276,938
Dividends and interest receivable.......                        49,214
Receivable for Fund shares sold.........                        51,977
Other assets............................                           267
                                                         -------------
 Total assets...........................                    76,378,396
                                                         -------------

LIABILITIES:
Due to Manager (Note 4).................    $      63,955
Payable for investments purchased.......           61,030
Payable for Fund shares redeemed........           22,138
Other accrued expenses (Note 4).........           57,532
                                            -------------
 Total liabilities......................                       204,655
                                                         -------------

NET ASSETS..............................                 $  76,173,741
                                                         -------------

NET ASSETS CONSIST OF:
Shares of beneficial interest...........                 $      39,640
Additional paid-in capital..............                    47,667,243
Distributions in excess of net
 realized gains.........................                        (1,087)
Net unrealized appreciation of
 investments (Note 3)...................                    28,467,945
                                                         -------------

NET ASSETS, for 3,963,965 shares
  outstanding...........................                   $76,173,741
                                                         -------------

NET ASSET VALUE and redemption price
 per share ($76,173,741 / 3,963,965
 outstanding shares of beneficial
 interest, $0.01 par value).............                        $19.22
                                                         -------------
Maximum offering price per share
 (100/96.00 of $19.22)..................                        $20.02
                                                         -------------

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
FINANCIAL STATEMENTS - CONTINUED
----------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Year Ended December 31, 1996

INVESTMENT INCOME:
 Dividends..............................                 $     371,228
 Interest...............................                        84,999
                                                         -------------
                                                               456,227
                                                         -------------

EXPENSES:
 Management fee (Note 4)................    $     706,321
 Distribution expenses (Note 4).........           16,899
 Custodian fee (Note 4).................           33,657
 Transfer Agent fee (Note 4)............           15,218
 Administration fee (Note 4)............           63,569
 Accounting fee (Note 4)................           45,000
 Trustees' fees and expenses (Note 4)...            5,175
 Legal..................................           39,044
 Audit..................................           36,316
 Registration fees......................           12,085
 Shareholder reports....................           20,305
 Miscellaneous..........................           13,835
                                            -------------
   Total expenses.......................                     1,007,424
                                                         -------------
Net investment loss.....................                      (551,197)
                                                         -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investment
     transactions.......................                     9,091,297
   Net unrealized appreciation of
     investments during the year........                     6,815,611
                                                         -------------

 Net gain on investments................                    15,906,908
                                                         -------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................                 $  15,355,711
                                                         -------------

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
FINANCIAL STATEMENTS - CONTINUED
----------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment loss....................                 $    (551,197)
 Net realized gain on investment
   transactions.........................                     9,091,297
 Net unrealized appreciation of
   investments during the year..........                     6,815,611
                                                         -------------
 Net increase in net assets resulting
   from operations......................                    15,355,711
                                                         -------------
Distributions to shareholders from:
 Net capital gain ($2.41 per share).....                    (8,583,660)
                                                        -------------
Increase in net assets from Fund
   share transactions (Note 5)..........                     3,090,954
                                                         -------------
Increase in net assets..................                     9,863,005

NET ASSETS:
 Beginning of year......................                    66,310,736
                                                         -------------
 End of year............................                 $  76,173,741
                                                         -------------


FOR THE YEAR ENDED DECEMBER 31, 1995
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment loss....................                 $    (338,052)
 Net realized gain on investment
   transactions.........................                     7,295,858
 Net unrealized appreciation of
   investments during the year..........                     8,615,648
                                                         -------------
 Net increase in net assets resulting
   from operations......................                    15,573,454
                                                         -------------
Distributions to shareholders from:
 Net capital gain ($2.01 per share).....                    (6,955,073)
                                                         -------------
Decrease in net assets from Fund share
 transactions (Note 5)..................                    (7,574,816)
                                                         -------------
Increase in net assets..................                     1,043,565

NET ASSETS:
 Beginning of year......................                    65,267,171
                                                         -------------
 End of year............................                 $  66,310,736
                                                         -------------
The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

  The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                FOR THE YEARS ENDED DECEMBER 31,
														----------------------------------------------
                                                         1996      1995      1994      1993      1992
														------    ------    ------    ------    ------
NET ASSET VALUE - BEGINNING OF YEAR  ..............     $17.41    $15.14    $16.39    $15.56    $15.68
														------    ------    ------    ------    ------

INVESTMENT OPERATIONS:
 Net investment loss* .............................      (0.15)    (0.10)    (0.03)    (0.03)     0.00
 Net realized and unrealized gain (loss)
  on investments  .................................       4.37      4.38     (0.02)     2.29      0.92
														------    ------    ------    ------    ------
    Total from investment operations ..............       4.22      4.28     (0.05)     2.26      0.92
														------    ------    ------    ------    ------

DISTRIBUTIONS:
 From net realized gain on investments ............      (2.41)    (2.01)    (1.20)    (1.43)    (1.04)
														------    ------    ------    ------    ------

NET ASSET VALUE - END OF YEAR .....................     $19.22    $17.41    $15.14    $16.39    $15.56
                                                        ======    ======    ======    ======    ======

TOTAL RETURN** ....................................     24.25%    28.43%   (0.23)%    14.57%     5.95%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses..........................................      1.43%     1.43%     1.38%     1.42%     1.46%
 Net investment loss  .............................    (0.78)%   (0.53)%   (0.17)%   (0.18)%   (0.03)%
Portfolio turnover rate ...........................     34.84%    49.12%    37.05%    44.38%    37.79%
Average commission rate paid+......................     $0.063         -         -         -         -
Net assets at end of year (000's omitted)..........    $76,174   $66,311   $65,267   $66,091   $60,852


* The net investment income per share for the year ended December 31, 1996 was calculated using average shares outstanding.
** These results do not include the sales load. If the sales load had been included, the returns would have been lower.
+ Required disclosure for fiscal years beginning after September 1, 1995 pursuant to SEC regulations.

THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------------------

1.DESCRIPTION  OF  THE  FUND.  The Rodney Square  Multi-Manager  Fund  (the
  "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company established as a Massachusetts business trust. The Declaration of Trust, dated August 19, 1986, as last amended on February 15, 1993, permits the Board of Trustees to establish separate series each of which issues a separate class of shares. The Growth Portfolio (the "Portfolio") is the only series currently offered by the Fund. The investment objective of the Growth Portfolio is to produce superior long-term capital appreciation by investing in securities of companies which are judged by its portfolio advisers to possess strong growth characteristics.

2.SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

        SECURITY VALUATION. The Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, such securities will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

        REPURCHASE AGREEMENTS. The Portfolio, through it's custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 101% of the resale price. Rodney Square Management Corporation ("RSMC") is responsible for determining that the value of these underlying securities is at all times equal to 101% of the resale price.

        FEDERAL INCOME TAXES. The Portfolio is treated as a separate entity and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Portfolio reclassified $(551,197) and $511,457 from accumulated net investment loss and accumulated net realized gain, respectively, to additional paid-in capital. These reclassifications were made to present undistributed income and accumulated gains on a tax basis and have no impact on the net asset value of the Portfolio. Certain temporary book/tax timing differences are reflected as "distributions in excess of net realized gains" in the Statement of Assets and Liabilities.

        DISTRIBUTIONS TO SHAREHOLDERS. Distributions of net investment income earned and net capital gains realized by the Portfolio, if any, will be made annually in December. An additional distribution may be made to the extent necessary to avoid the payment of a 4% excise tax.

        USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        OTHER. Investment security transactions are accounted for on a trade date basis. The Portfolio uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

3.PURCHASES  AND  SALES OF INVESTMENT SECURITIES.  During  the  year  ended
  December 31, 1996, purchases and sales of investment securities (excluding short-term investments) were $24,123,641 and $27,640,441, respectively.

        The following balances for the Portfolio are as of December 31, 1996:

      COST FOR     NET TAX BASIS   TAX BASIS GROSS   TAX BASIS GROSS
   FEDERAL INCOME    UNREALIZED       UNREALIZED        UNREALIZED
    TAX PURPOSES    APPRECIATION     APPRECIATION      DEPRECIATION
	------------    ------------     ------------      ------------
    $47,808,993     $28,467,945      $30,446,978       ($1,979,033)

4.MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES.  The Fund  employs
  RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which in turn is wholly owned by Wilmington Trust Corporation, a publicly held bank holding company, to provide asset management, consulting services and other services to the Fund. The Portfolio's assets are managed by portfolio advisers who have entered into advisory agreements with RSMC and the Fund.

        For management services to the Fund, RSMC receives an annual fee equal to 1.00% of the average daily net assets of the Portfolio up to $200 million of Fund assets and 0.95% of the average daily net assets in excess of $200 million. RSMC has agreed to waive its fees or reimburse the Portfolio monthly to the extent that operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 1.50% of average daily net assets. The management fee paid to RSMC for the year ended December 31, 1996 amounted to $706,321.

        RSMC serves as Administrator to the Fund under an Administration Agreement dated December 31, 1992. Pursuant to this agreement, RSMC is responsible for services such as budgeting, maintaining federal registration for the Fund's shares, financial reporting, compliance monitoring and corporate management. For the services provided, RSMC receives a monthly administration fee from the Fund at an annual rate of 0.09% of the Portfolio's average daily net assets. The administration fee paid to RSMC for the year ended December 31, 1996 amounted to $63,569.

        WTC  serves  as  Custodian of the assets  of  the  Fund.   For  its
  services, WTC is paid an annual fee based upon the average daily net assets of the Portfolio as follows: 0.025% of average daily net assets of the Portfolio up to $50 million; 0.020% of average daily net assets of the Portfolio in excess of $50 million up to $100 million and 0.015% of average daily net assets of the Portfolio over $100 million, plus $15 per purchase, sale or maturity of a portfolio security. The custodian fee is subject to a minimum charge of $1,000 per month, exclusive of any transaction charges.

        RSMC serves as Transfer and Dividend Paying Agent for the Fund pursuant to a Transfer Agent Agreement with the Fund dated December 31, 1992. For its services, the Fund pays RSMC $7 per shareholder account per year, plus various other transaction fees, subject to a minimum of $1,000 per month, plus out-of-pocket expenses.

        Pursuant to a Distribution Agreement with the Fund dated December 31, 1992, Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials. The Fund's Board of Trustees has adopted, and the Fund's shareholders have approved, a distribution plan pursuant to Rule 12b-1 under the 1940 Act to allow the Fund to reimburse RSD for certain distribution activities and to allow WTC to incur certain expenses, the payment of which may be considered to constitute indirect payment by the Fund of distribution expenses. The Board of Trustees has authorized annual payments of up to 0.25% of the Portfolio's average daily net assets to reimburse RSD for such expenses. For the year ended December 31, 1996, such expenses amounted to $16,899.

        RSMC determines the net asset value per share of the Portfolio and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund on behalf of the Portfolio. For its services, RSMC receives an annual fee of $45,000 plus an amount equal to 0.02% of that portion of the Portfolio's average daily net assets in excess of $100 million. For the year ended December 31, 1996, RSMC's fees for accounting services amounted to $45,000.

        The salaries of all officers of the Fund, the Trustees who are "interested persons" of the Fund, RSMC, RSD, or their affiliates and all personnel of the Fund, RSMC or RSD performing services related to research, statistical and investment activities are paid by RSMC, RSD or their affiliates. For the year ended December 31, 1996, the fees and expenses of the "non-interested" Trustees amounted to $5,175.

5.FUND  SHARES.   At  December 31, 1996, there was an unlimited  number  of
  shares  of  beneficial  interest,  $0.01  par  value,  authorized.    The
  following table summarizes the activity in shares of the Portfolio:


                                FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                DECEMBER 31, 1996      DECEMBER 31, 1995
                                ------------------     ------------------
                                SHARES    AMOUNT         SHARES    AMOUNT
                                ------    ------         ------    ------

Shares sold..............      167,501   $3,187,296     388,740   $7,028,995
Shares issued to
  shareholders in
  reinvestment of
  distributions..........      392,595    7,522,118     349,493    6,021,765
Shares redeemed..........     (404,017)  (7,618,460) (1,240,767) (20,625,576)
                            ----------   ----------  ----------  -----------
Net increase (decrease)..      156,079   $3,090,954    (502,534) $(7,574,816)
                                         ==========              ===========
Shares outstanding:
Beginning of year........    3,807,886                4,310,420
                            ----------               ----------
End of year..............    3,963,965                3,807,886
                            ==========               ==========

THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
---------------------------------------------------------------------------

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Trustees of The Rodney Square Multi-Manager Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Rodney Square Multi-Manager Fund - The Growth Portfolio as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Rodney Square Multi-Manager Fund - The Growth Portfolio at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                             /s/ Ernst & Young LLP

Baltimore, Maryland
January 24, 1997

THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
TAX INFORMATION
---------------------------------------------------------------------------

By now shareholders to whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV from the Portfolio.

The Growth Portfolio paid distributions of $2.405 per share from net long-term capital gains during the year ended December 31, 1996. Pursuant to Section 852 of the Internal Revenue Code, the Growth Portfolio designated $8,583,660 as capital gain distributions for the fiscal year ended December 31, 1996.

Outside cover - divided into two sections.

[Left Section]

TRUSTEES
Eric Brucker
Fred L. Buckner
Robert J. Christian
Martin L. Klopping
John J. Quindlen
-------------------

OFFICERS
Martin L. Klopping, PRESIDENT
Joseph M. Fahey, Jr., VICE PRESIDENT
Robert C. Hancock, VICE PRESIDENT & TREASURER
Carl M. Rizzo, Esq., SECRETARY
Diane D. Marky, ASSISTANT SECRETARY
Connie L. Meyers, ASSISTANT SECRETARY
John J. Kelley, ASSISTANT TREASURER
-----------------------------------

FUND MANAGER, ADMINISTRATOR AND
TRANSFER AGENT
Rodney Square Management Corporation
------------------------------------

CUSTODIAN
Wilmington Trust Company
------------------------

DISTRIBUTOR
Rodney Square Distributors, Inc.
--------------------------------

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
--------------------------

INDEPENDENT AUDITORS
Ernst & Young LLP
-----------------

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND.   THE REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE  FUND  UNLESS  PRECEDED OR  ACCOMPANIED BY AN
EFFECTIVE PROSPECTUS.

RS04-2/97

[Right section]

the RODNEY SQUARE
    MULTI-MANAGER FUND
	THE GROWTH PORTFOLIO

    [graphic]  RSMC logo

    ANNUAL REPORT
	DECEMBER 31, 1996